CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, shares outstanding		8,050,000	0
Temporary Equity, Net Income	$ (4,435,410)
Class A Common Stock Subject to Redemption [Member]
Temporary Equity, Net Income	$ (3,515,055)